(13) EQUITY METHOD INVESTEES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Equity interests - equity method
By equity method of the Joint Venture	R$ 988,516	R$ 970,302
Fair value of assets, net	9,481	10,060
Investments by equity	R$ 997,997	R$ 980,362